Cat Financial Financing Activities (Details) (Wholesale Receivables, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Wholesale inventory receivable
2013	$ 1,271
2014	363
2015	313
2016	83
2017	32
Thereafter	2
Total Amounts Due	2,064
Guaranteed residual value	102
Unguaranteed residual value	35
Less: Unearned Income	(49)
Total	2,152	1,990	1,361
Wholesale Installment Contracts
Wholesale inventory receivable
2013	398
2014	96
2015	58
2016	28
2017	12
Thereafter	2
Total Amounts Due	594
Guaranteed residual value	0
Unguaranteed residual value	0
Less: Unearned Income	(7)
Total	587
Wholesale Finance Leases
Wholesale inventory receivable
2013	146
2014	100
2015	74
2016	42
2017	14
Thereafter	0
Total Amounts Due	376
Guaranteed residual value	102
Unguaranteed residual value	35
Less: Unearned Income	(35)
Total	478
Wholesale Notes
Wholesale inventory receivable
2013	727
2014	167
2015	181
2016	13
2017	6
Thereafter	0
Total Amounts Due	1,094
Guaranteed residual value	0
Unguaranteed residual value	0
Less: Unearned Income	(7)
Total	$ 1,087